Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Restricted cash
Bank deposits held in an escrow bank account	¥ 1,026	¥ 4,462	¥ 1,391
Bank deposits frozen for legal proceedings		3,508	25,682
Restricted cash	¥ 1,026	¥ 7,970	¥ 27,073